Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 47.4%
		Communication Services: 4.3%
3,067	(1)	Alphabet, Inc. – Class A	$ 3,563,701	1.2
11,925	(1)	Altice USA, Inc.	265,808	0.1
7,943	(1)	AMC Networks, Inc.	193,094	0.1
51,115		AT&T, Inc.	1,490,002	0.5
13,650	(2)	Auto Trader Group PLC	73,762	0.0
29,159		BT Group PLC	42,413	0.0
10		Cable One, Inc.	16,440	0.0
2,033		Cinemark Holdings, Inc.	20,716	0.0
39,517		Comcast Corp. – Class A	1,358,595	0.4
9,047	(1)	Deutsche Telekom AG	116,846	0.1
15,039	(1)	Facebook, Inc. – Class A	2,508,505	0.8
11,265		Fox Corp. – Class A	266,192	0.1
5,800		Hakuhodo DY Holdings, Inc.	58,522	0.0
40,000		HKT Trust / HKT Ltd.	54,402	0.0
9,646		Interpublic Group of Cos., Inc.	156,169	0.1
3,100		KDDI Corp.	91,570	0.0
1,200	(3)	Konami Holdings Corp.	36,807	0.0
11,378		Koninklijke KPN NV	27,209	0.0
9,330	(1)	Liberty Global PLC – Class A	154,038	0.1
955	(1)	Lions Gate Entertainment Corp. – Class A	5,807	0.0
3,224	(1)	Live Nation Entertainment, Inc.	146,563	0.0
465	(3)	Meredith Corp.	5,682	0.0
272	(1)	Netflix, Inc.	102,136	0.0
3,000		Nexon Co. Ltd.	49,022	0.0
2,806		Omnicom Group	154,049	0.1
15,687		Orange SA	189,930	0.1
8,771		Pearson PLC	60,047	0.0
2,168		Publicis Groupe	61,959	0.0
1,689		Schibsted ASA – Class B	30,554	0.0
8,113	(3)	Sinclair Broadcast Group, Inc.	130,457	0.0
503	(1)	Snap, Inc.	5,981	0.0
1,700		SoftBank Group Corp.	60,184	0.0
43,206		Spark New Zealand Ltd.	105,154	0.1
10,545	(1)	Telefonica S.A.	47,991	0.0
1,931		Telephone & Data Systems, Inc.	32,364	0.0
1,785		TripAdvisor, Inc.	31,041	0.0
285	(1)	UbiSoft Entertainment	20,831	0.0
11,623		Verizon Communications, Inc.	624,504	0.2
107,253		Vodafone Group PLC	148,378	0.1
3,328		Walt Disney Co.	321,485	0.1
172	(3)	World Wrestling Entertainment, Inc.	5,836	0.0
10,909	(1)	Yelp, Inc.	196,689	0.1
			13,031,435	4.3

		Consumer Discretionary: 4.6%
704		Aarons, Inc.	16,037	0.0
631	(1)	Adidas AG	140,099	0.1
1,054	(1)	Adtalem Global Education, Inc.	28,237	0.0
2,061	(1)	Amazon.com, Inc.	4,018,373	1.3
3,285		American Eagle Outfitters, Inc.	26,116	0.0
612	(1)	Autozone, Inc.	517,752	0.2
2,086		Barratt Developments PLC	11,276	0.0
1,700		Benesse Holdings, Inc.	43,262	0.0
414	(1)	Booking Holdings, Inc.	556,963	0.2
3,289		BorgWarner, Inc.	80,153	0.0
1,234		Boyd Gaming Corp.	17,794	0.0
1,575		Brunswick Corp.	55,708	0.0
1,355	(1)	Caesars Entertainment Corp.	9,160	0.0
916	(1)	Carmax, Inc.	49,308	0.0
218		Carter's, Inc.	14,329	0.0
411	(3)	Cheesecake Factory	7,020	0.0
1,419		Cie Generale des Etablissements Michelin SCA	124,283	0.1
2,628		Compass Group PLC	40,944	0.0
70		Cracker Barrel Old Country Store, Inc.	5,825	0.0
4,575		Dana, Inc.	35,731	0.0
2,361	(1)	Deckers Outdoor Corp.	316,374	0.1
300		Denso Corp.	9,586	0.0
1,364		Dick's Sporting Goods, Inc.	28,999	0.0
637		Domino's Pizza, Inc.	206,433	0.1
767	(1),(3)	Eldorado Resorts, Inc.	11,045	0.0
1,255	(1)	Etsy, Inc.	48,242	0.0
4,821		Expedia Group, Inc.	271,278	0.1
24,555		Extended Stay America, Inc.	179,497	0.1
321	(1)	Faurecia SE	9,399	0.0
9,804		Fiat Chrysler Automobiles NV	69,988	0.0
179	(1)	Five Below, Inc.	12,598	0.0
1,527		Foot Locker, Inc.	33,670	0.0
14,264		Gentex Corp.	316,090	0.1
145,500		Genting Singapore Ltd.	70,533	0.0
373	(1)	Grand Canyon Education, Inc.	28,454	0.0
150	(1)	Helen of Troy Ltd.	21,605	0.0
57		Hermes International	38,784	0.0
600		Hikari Tsushin, Inc.	100,400	0.0
3,211		Hilton Worldwide Holdings, Inc.	219,119	0.1
5,730		Home Depot, Inc.	1,069,848	0.4
5,100		J Front Retailing Co., Ltd.	42,092	0.0
440		Jack in the Box, Inc.	15,422	0.0
3,800		JTEKT Corp.	25,665	0.0
5,328		KB Home	96,437	0.0
121		Kering SA	63,091	0.0
294		Lear Corp.	23,888	0.0
948	(1)	LVMH Moet Hennessy Louis Vuitton SE	347,681	0.1
2,647		McDonald's Corp.	437,681	0.2
1,100		McDonald's Holdings Co. Japan Ltd.	49,612	0.0
6,383		MGM Resorts International	75,319	0.0
565		Moncler SpA	20,531	0.0
12	(1)	NVR, Inc.	30,829	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
238	(1),(3)	Ollie's Bargain Outlet Holdings, Inc.	$ 11,029	0.0
171	(1)	O'Reilly Automotive, Inc.	51,480	0.0
6,173	(1)	Penn National Gaming, Inc.	78,088	0.0
1,723		Persimmon PLC	40,729	0.0
8,221		Peugeot S.A.	107,032	0.1
278		Pool Corp.	54,702	0.0
684		Pulte Group, Inc.	15,267	0.0
3,400		Rakuten, Inc.	25,633	0.0
1,321		Ralph Lauren Corp.	88,282	0.0
1,457		Renault S.A.	27,690	0.0
1,264	(1)	RH	126,994	0.1
6,522		Ross Stores, Inc.	567,218	0.2
2,400		Sankyo Co., Ltd.	69,602	0.0
9,674	(1)	Scientific Games Corp.	93,838	0.0
4,700		Sekisui House Ltd.	77,513	0.0
10,028		Service Corp. International	392,195	0.1
552		Six Flags Entertainment Corp.	6,922	0.0
5,683	(1)	Skechers USA, Inc.	134,914	0.1
3,900		Sony Corp.	231,011	0.1
2,200		Stanley Electric Co., Ltd.	43,183	0.0
2,709		Starbucks Corp.	178,090	0.1
4,424		Target Corp.	411,299	0.1
19,434	(1)	Taylor Morrison Home Corp.	213,774	0.1
34,718		Taylor Wimpey PLC	49,958	0.0
195	(1)	Tempur Sealy International, Inc.	8,523	0.0
211		Texas Roadhouse, Inc.	8,714	0.0
1,700		Toyota Motor Corp.	102,450	0.1
2,592		Tractor Supply Co.	219,154	0.1
513	(1)	Ulta Beauty, Inc.	90,134	0.0
2,250		Wendy's Company	33,480	0.0
864		Wesfarmers Ltd.	18,308	0.0
575		Williams-Sonoma, Inc.	24,449	0.0
5,535		Wyndham Destinations, Inc.	120,110	0.1
8,700	(3)	Yamada Denki Co., Ltd.	34,652	0.0
3,843		Yum! Brands, Inc.	263,361	0.1
			14,108,338	4.6

		Consumer Staples: 3.8%
17,867		Altria Group, Inc.	690,917	0.2
1,700		Asahi Group Holdings, Ltd.	55,153	0.0
1,004		Beiersdorf AG	101,094	0.0
5,666	(1)	BJ's Wholesale Club Holdings, Inc.	144,313	0.1
6,349		British American Tobacco PLC	216,280	0.1
1,297		Carlsberg A/S	146,016	0.0
6,409		Coca-Cola Co.	283,598	0.1
3,083		Coca-Cola European Partners PLC – USD	115,705	0.0
2,724		Coca-Cola HBC AG	58,419	0.0
457		Costco Wholesale Corp.	130,304	0.1
1,065		Danone	68,158	0.0
1,281		Diageo PLC	40,620	0.0
5,502	(1)	Essity AB	168,546	0.1
2,476		Flowers Foods, Inc.	50,808	0.0
4,955		General Mills, Inc.	261,475	0.1
5,575		Hershey Co.	738,688	0.3
8,403		Imperial Brands PLC	155,080	0.1
1,137		Ingredion, Inc.	85,844	0.0
3,084		Kimberly-Clark Corp.	394,351	0.1
8,422		Koninklijke Ahold Delhaize NV	196,204	0.1
195		Lancaster Colony Corp.	28,205	0.0
542	(1)	L'Oreal S.A.	140,276	0.0
900		MEIJI Holdings Co., Ltd.	63,779	0.0
15,677		Mondelez International, Inc.	785,104	0.3
5,232	(1)	Monster Beverage Corp.	294,352	0.1
4,483		Nestle SA	458,915	0.2
1,313		Nu Skin Enterprises, Inc.	28,689	0.0
1,331		Orkla ASA	11,404	0.0
9,594		PepsiCo, Inc.	1,152,239	0.4
227		Pernod Ricard SA	32,220	0.0
14,117		Philip Morris International, Inc.	1,029,976	0.3
1,027	(1)	Pilgrim's Pride Corp.	18,609	0.0
2,200		Pola Orbis Holdings, Inc.	40,446	0.0
676	(1)	Post Holdings, Inc.	56,088	0.0
13,708		Procter & Gamble Co.	1,507,880	0.5
2,566	(1)	Sprouts Farmers Market, Inc.	47,702	0.0
3,200		Sundrug Co., Ltd.	102,541	0.0
2,994		Swedish Match AB	169,519	0.1
58,137		Tesco PLC	164,180	0.1
1,000		Toyo Suisan Kaisha Ltd.	48,333	0.0
4,818		Treasury Wine Estates Ltd.	29,913	0.0
4,406		Tyson Foods, Inc.	254,975	0.1
261		Unilever PLC	13,162	0.0
5,164		Unilever NV	253,817	0.1
6,079		Walmart, Inc.	690,696	0.2
138,500	(2)	WH Group Ltd.	127,837	0.0
6,162		WM Morrison Supermarkets PLC	13,462	0.0
			11,665,892	3.8

		Energy: 1.3%
732	(1)	Apergy Corp.	4,209	0.0
17,667		BP PLC	72,451	0.0
8,507		Chevron Corp.	616,417	0.2
15,085		ConocoPhillips	464,618	0.2
8,113		ENI S.p.A.	80,623	0.0
2,466		EOG Resources, Inc.	88,579	0.0
3,160		EQT Corp.	22,341	0.0
3,107		Equinor ASA	38,732	0.0
13,859		Exxon Mobil Corp.	526,226	0.2
2,963		Galp Energia SGPS SA	33,886	0.0
2,000		Inpex Corp.	11,220	0.0
24,893		Kinder Morgan, Inc.	346,510	0.1
1,724		Lundin Petroleum AB	32,543	0.0
5,932		Marathon Petroleum Corp.	140,114	0.0
1,769	(1)	OMV AG	48,412	0.0
11,055		Origin Energy Ltd.	29,707	0.0
2,401		PBF Energy, Inc.	16,999	0.0
3,641		Phillips 66	195,340	0.1
14,039		Repsol SA	125,246	0.1
12,904		Royal Dutch Shell PLC – Class A	224,190	0.1
6,481		Santos Ltd.	13,310	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
2,566	(3)	Total SA	$ 96,684	0.1
7,488		Valero Energy Corp.	339,656	0.1
12,284		Williams Cos., Inc.	173,819	0.1
1,075		World Fuel Services Corp.	27,068	0.0
8,195	(1)	WPX Energy, Inc.	24,995	0.0
			3,793,895	1.3

		Financials: 5.8%
9,366		3i Group PLC	90,753	0.0
4,786	(2)	ABN AMRO Bank NV	38,837	0.0
3,927		Aflac, Inc.	134,460	0.1
7,400		AIA Group Ltd.	66,264	0.0
29		Alleghany Corp.	16,018	0.0
1,619		Allianz SE	275,712	0.1
1,895		Allstate Corp.	173,828	0.1
10,408		Ally Financial, Inc.	150,187	0.1
819		American Financial Group, Inc.	57,396	0.0
5,643		Ameriprise Financial, Inc.	578,295	0.2
37,267		Aviva PLC	122,524	0.1
5,812		AXA S.A.	98,409	0.0
20,560		Bank Leumi Le-Israel BM	113,367	0.1
57,758		Bank of America Corp.	1,226,202	0.4
8,952		Bank of Ireland Group PLC	16,687	0.0
2,176		Bank OZK	36,339	0.0
104,634		Barclays PLC	118,909	0.1
6,407	(1)	Berkshire Hathaway, Inc. – Class B	1,171,392	0.4
5,347		Blackstone Group, Inc./The	243,663	0.1
3,326		BNP Paribas	97,103	0.0
24,500		BOC Hong Kong Holdings Ltd.	67,253	0.0
1,381	(1)	Brighthouse Financial, Inc.	33,379	0.0
476		Brown & Brown, Inc.	17,241	0.0
5,647		Capital One Financial Corp.	284,722	0.1
2,256		Cathay General Bancorp.	51,775	0.0
968		CIT Group, Inc.	16,708	0.0
18,018		Citigroup, Inc.	758,918	0.3
1,545		Citizens Financial Group, Inc.	29,061	0.0
1,684		CNO Financial Group, Inc.	20,865	0.0
5,760		CNP Assurances	55,772	0.0
420		Comerica, Inc.	12,323	0.0
4,130		Commerzbank AG	14,702	0.0
965		Commonwealth Bank of Australia	36,410	0.0
9,867		Credit Suisse Group AG	79,640	0.0
26,531		CaixaBank SA	49,098	0.0
3,300		Dai-ichi Life Holdings, Inc.	39,188	0.0
372		Deutsche Boerse AG	51,107	0.0
39,028		Direct Line Insurance Group PLC	142,479	0.1
2,538		East West Bancorp, Inc.	65,328	0.0
1,079		Evercore, Inc.	49,699	0.0
2,113		EXOR NV	108,902	0.1
238		Factset Research Systems, Inc.	62,042	0.0
1,649		Fifth Third Bancorp	24,488	0.0
3,403		FinecoBank Banca Fineco SpA	30,617	0.0
2,094		First American Financial Corp.	88,807	0.0
42		First Citizens BancShares, Inc.	13,981	0.0
1,581		First Horizon National Corp.	12,743	0.0
1,754		Goldman Sachs Group, Inc.	271,151	0.1
1,256		Hancock Whitney Corp.	24,517	0.0
4,800		Hanover Insurance Group, Inc.	434,784	0.1
9,008		Hartford Financial Services Group, Inc.	317,442	0.1
52,753		HSBC Holdings PLC	296,143	0.1
17,984		ING Groep NV	92,152	0.0
4,262		Intercontinental Exchange, Inc.	344,156	0.1
2,350		International Bancshares Corp.	63,168	0.0
17,590		JPMorgan Chase & Co.	1,583,628	0.5
96		Kemper Corp.	7,140	0.0
2,130		Keycorp	22,088	0.0
10,432		Legal & General Group PLC	24,648	0.0
8,956		Lincoln National Corp.	235,722	0.1
84,484		Lloyds Banking Group Plc	33,029	0.0
1,151		London Stock Exchange Group PLC	102,963	0.1
4,519		LPL Financial Holdings, Inc.	245,969	0.1
560	(1)	Lundbergforetagen AB	22,701	0.0
2,828		Macquarie Group Ltd.	150,614	0.1
14,829	(1)	Mapfre SA	25,156	0.0
53,535		Medibank Pvt Ltd.	88,039	0.0
4,536		Mediobanca Banca di Credito Finanziario SpA	24,736	0.0
13,738		Metlife, Inc.	419,971	0.1
92,934		MFA Financial, Inc.	144,048	0.1
42,296		MGIC Investment Corp.	268,580	0.1
46,900		Mitsubishi UFJ Financial Group, Inc.	175,479	0.1
9,200		Mitsubishi UFJ Lease & Finance Co., Ltd.	45,032	0.0
249		Moody's Corp.	52,663	0.0
15,085		Morgan Stanley	512,890	0.2
3,600		MS&AD Insurance Group Holdings, Inc.	100,444	0.1
4,413	(1)	Natixis SA	14,052	0.0
4,837		Navient Corp.	36,664	0.0
6,154		Old Republic International Corp.	93,848	0.0
5,000		ORIX Corp.	59,653	0.0
10,099		Popular, Inc.	353,465	0.1
906		Primerica, Inc.	80,163	0.0
6,062		Progressive Corp.	447,618	0.2
3,789		Prudential Financial, Inc.	197,558	0.1
3,560	(1)	Raiffeisen International Bank Holding AG	51,208	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
897		Reinsurance Group of America, Inc.	$ 75,474	0.0
88		RenaissanceRe Holdings Ltd.	13,140	0.0
57,574		Royal Bank of Scotland Group PLC	79,387	0.0
3,543		S&P Global, Inc.	868,212	0.3
2,083	(1)	Sampo OYJ	60,092	0.0
1,259	(1)	SCOR SE	27,700	0.0
1,924		SEI Investments Co.	89,158	0.0
332		Selective Insurance Group	16,500	0.0
808		Signature Bank	64,955	0.0
7,628		SLM Corp.	54,845	0.0
4,050		State Street Corp.	215,743	0.1
1,223		Sterling Bancorp	12,780	0.0
1,384		Stifel Financial Corp.	57,132	0.0
7,300		Sumitomo Mitsui Financial Group, Inc.	177,342	0.1
2,500		Sumitomo Mitsui Trust Holdings, Inc.	71,825	0.0
14,979		Synchrony Financial	241,012	0.1
3,011		Synovus Financial Corp.	52,873	0.0
1,700		Tokyo Century Corp.	53,195	0.0
589		UMB Financial Corp.	27,318	0.0
8,698		UniCredit SpA	67,293	0.0
16,177		Unum Group	242,817	0.1
1,747		Webster Financial Corp.	40,006	0.0
11,485		Wells Fargo & Co.	329,620	0.1
270		Wintrust Financial Corp.	8,872	0.0
6,793		Zions Bancorp NA	181,781	0.1
			17,635,947	5.8

		Health Care: 7.1%
1,320		AbbVie, Inc.	100,571	0.0
4,738		Agilent Technologies, Inc.	339,336	0.1
5,300		Alfresa Holdings Corp.	98,641	0.0
1,179	(1)	Align Technology, Inc.	205,087	0.1
654	(1)	Alkermes PLC	9,431	0.0
533	(1)	Amedisys, Inc.	97,827	0.0
5,316		Amgen, Inc.	1,077,713	0.4
2,277		Anthem, Inc.	516,970	0.2
502	(1)	Arrowhead Pharmaceuticals, Inc.	14,443	0.0
13,800		Astellas Pharma, Inc.	212,622	0.1
1,037		AstraZeneca PLC	92,395	0.0
2,841		Baxter International, Inc.	230,661	0.1
2,511		Bayer AG	143,877	0.1
2,054	(1)	Biogen, Inc.	649,844	0.2
273	(1)	Bio-Rad Laboratories, Inc.	95,703	0.0
158		Bio-Techne Corp.	29,960	0.0
10,966	(1)	Boston Scientific Corp.	357,821	0.1
10,684		Bristol-Myers Squibb Co.	595,526	0.2
6,505		Bruker Corp.	233,269	0.1
4,909		Cardinal Health, Inc.	235,337	0.1
384	(1)	Catalent, Inc.	19,949	0.0
5,701	(1)	Centene Corp.	338,696	0.1
2,823	(1)	Charles River Laboratories International, Inc.	356,291	0.1
1,371		Chemed Corp.	593,917	0.2
1,514		Cigna Corp.	268,250	0.1
266		Cochlear Ltd.	30,316	0.0
89		CSL Ltd.	16,133	0.0
1,968	(1)	Edwards Lifesciences Corp.	371,204	0.1
4,414		Eli Lilly & Co.	612,310	0.2
396		Encompass Health Corp.	25,356	0.0
3,754	(1)	Exelixis, Inc.	64,644	0.0
6,437		Gilead Sciences, Inc.	481,230	0.2
13,490		GlaxoSmithKline PLC	253,128	0.1
551	(1)	Globus Medical, Inc.	23,434	0.0
754	(1)	Haemonetics Corp.	75,144	0.0
5,403		HCA Healthcare, Inc.	485,460	0.2
503	(1)	HealthEquity, Inc.	25,447	0.0
531		Hill-Rom Holdings, Inc.	53,419	0.0
1,200		Hoya Corp.	102,038	0.0
1,724		Humana, Inc.	541,370	0.2
705	(1)	Illumina, Inc.	192,550	0.1
2,279	(1)	Incyte Corp., Ltd.	166,891	0.0
7,743		Johnson & Johnson	1,015,340	0.3
278		Koninklijke Philips NV	11,414	0.0
300		Lonza Group AG	123,397	0.1
1,252	(1)	Masimo Corp.	221,754	0.1
8,000		Medipal Holdings Corp.	149,487	0.1
7,962		Medtronic PLC	718,013	0.2
15,026		Merck & Co., Inc.	1,156,100	0.4
447	(1)	Merck KGaA	45,130	0.0
2,632	(1)	Molina Healthcare, Inc.	367,717	0.1
500		Nippon Shinyaku Co., Ltd.	39,153	0.0
4,483		Novartis AG	369,842	0.1
6,113		Novo Nordisk A/S	365,045	0.1
120	(1)	NuVasive, Inc.	6,079	0.0
3,200		Olympus Corp.	46,129	0.0
563	(1)	Orion Oyj	22,912	0.0
25,229		Pfizer, Inc.	823,475	0.3
3,854	(1)	PRA Health Sciences, Inc.	320,036	0.1
5,814	(1)	Prestige Consumer Healthcare, Inc.	213,257	0.1
402	(1)	Repligen Corp.	38,809	0.0
1,855		Roche Holding AG	596,832	0.2
1,608	(1)	Sanofi	139,213	0.1
200		Shionogi & Co., Ltd.	9,852	0.0
1,665		Smith & Nephew PLC	29,331	0.0
900		Sumitomo Dainippon Pharma Co. Ltd.	11,683	0.0
3,300		Suzuken Co., Ltd.	119,895	0.0
1,022	(1)	Syneos Health, Inc.	40,287	0.0
1,872	(1)	Tenet Healthcare Corp.	26,957	0.0
1,922		Thermo Fisher Scientific, Inc.	545,079	0.2
2,176	(1)	UCB S.A.	186,184	0.1
88	(1)	United Therapeutics Corp.	8,345	0.0
5,698		UnitedHealth Group, Inc.	1,420,967	0.5
3,824	(1)	Veeva Systems, Inc.	597,959	0.2
2,567	(1)	Vertex Pharmaceuticals, Inc.	610,818	0.2
328		West Pharmaceutical Services, Inc.	49,938	0.0
2,406		Zimmer Biomet Holdings, Inc.	243,198	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
3,937		Zoetis, Inc.	$ 463,345	0.1
			21,587,183	7.1

		Industrials: 4.9%
1,010		ACS Actividades de Construccion y Servicios SA	20,058	0.0
464		Acuity Brands, Inc.	39,746	0.0
478		Adecco Group AG	18,836	0.0
1,079	(1)	AECOM	32,208	0.0
673		AGCO Corp.	31,799	0.0
11,582		Allison Transmission Holdings, Inc.	377,689	0.1
6,577		Ametek, Inc.	473,676	0.2
1,323	(1)	Andritz AG	41,449	0.0
929		Armstrong World Industries, Inc.	73,781	0.0
972	(1)	ASGN, Inc.	34,331	0.0
6,398		Ashtead Group PLC	138,286	0.1
2,680		Atlas Copco AB – A Shares	89,121	0.0
15,485		Auckland International Airport Ltd.	46,141	0.0
33,094		Aurizon Holdings Ltd.	85,766	0.0
1,216		Boeing Co.	181,354	0.1
6,344		Brambles Ltd.	41,006	0.0
354		Brink's Co.	18,426	0.0
663		Carlisle Cos., Inc.	83,061	0.0
1,100		Central Japan Railway Co.	176,298	0.1
1,025		Cie de Saint-Gobain	24,595	0.0
1,373		CIMIC Group Ltd.	19,446	0.0
12,000		CK Hutchison Holdings Ltd.	79,982	0.0
53,500		ComfortDelgro Corp., Ltd.	56,969	0.0
392	(1)	CoStar Group, Inc.	230,186	0.1
6,820		Crane Co.	335,408	0.1
3,445		CSX Corp.	197,398	0.1
4,374		Cummins, Inc.	591,890	0.2
3,955		Curtiss-Wright Corp.	365,482	0.1
1,500		Dai Nippon Printing Co., Ltd.	31,877	0.0
1,327		Deluxe Corp.	34,409	0.0
1,989		Deutsche Lufthansa AG	18,603	0.0
1,300		East Japan Railway Co.	98,372	0.0
1,973	(1)	Eiffage SA	140,051	0.1
1,355		EMCOR Group, Inc.	83,089	0.0
326	(1)	FTI Consulting, Inc.	39,045	0.0
3,400		Fuji Electric Co. Ltd.	76,236	0.0
62	(1)	Generac Holdings, Inc.	5,777	0.0
486		Graco, Inc.	23,683	0.0
7,867		GrafTech International Ltd.	63,880	0.0
2,122		Herman Miller, Inc.	47,108	0.0
1,066		HNI Corp.	26,853	0.0
516		Hochtief AG	33,880	0.0
8,388		Honeywell International, Inc.	1,122,230	0.4
400		Hoshizaki Corp.	29,921	0.0
710		Hubbell, Inc.	81,465	0.0
1,980		IDEX Corp.	273,458	0.1
7,174	(1)	Ingersoll Rand, Inc.	177,915	0.1
1,132		Intertek Group PLC	66,137	0.0
2,956		ITT, Inc.	134,084	0.1
1,900		Japan Airlines Co. Ltd.	34,917	0.0
1,053	(1)	JetBlue Airways Corp.	9,424	0.0
8,400		Kajima Corp.	85,861	0.0
7,400		Kamigumi Co., Ltd.	124,909	0.1
2,142		Kansas City Southern	272,420	0.1
761	(1)	KION Group AG	32,752	0.0
1,261		L3Harris Technologies, Inc.	227,131	0.1
238		Landstar System, Inc.	22,815	0.0
945		Legrand S.A.	60,274	0.0
101		Lennox International, Inc.	18,361	0.0
4,900	(3)	LIXIL Group Corp.	60,374	0.0
832		Lockheed Martin Corp.	282,006	0.1
1,025		Manpowergroup, Inc.	54,315	0.0
20,400		Marubeni Corp.	101,247	0.1
951	(1)	Mastec, Inc.	31,126	0.0
4,951		Meggitt PLC	17,797	0.0
8,500		Mitsubishi Corp.	179,794	0.1
1,073		MSC Industrial Direct Co.	58,983	0.0
353		Nordson Corp.	47,680	0.0
3,879		Norfolk Southern Corp.	566,334	0.2
13,855		nVent Electric PLC	233,734	0.1
16,000		NWS Holdings Ltd.	16,305	0.0
384		Old Dominion Freight Line	50,404	0.0
850		Oshkosh Corp.	54,680	0.0
735		Owens Corning, Inc.	28,525	0.0
1,134		Parker Hannifin Corp.	147,114	0.1
1,818		Raytheon Co.	238,431	0.1
6,825		Regal Beloit Corp.	429,634	0.2
3,621		Relx PLC (GBP Exchange)	77,281	0.0
4,042		Robert Half International, Inc.	152,585	0.1
1,496		Roper Technologies, Inc.	466,468	0.2
348		Ryder System, Inc.	9,201	0.0
11,335		Sandvik AB	159,446	0.1
1,476	(1)	Schneider Electric SE	124,756	0.1
4,026		Schneider National, Inc.	77,863	0.0
1,900		Secom Co., Ltd.	157,146	0.1
459		Siemens AG	38,434	0.0
6,700		Sumitomo Corp.	76,408	0.0
1,100		Sumitomo Heavy Industries	19,681	0.0
158	(1)	Teledyne Technologies, Inc.	46,969	0.0
737		Tetra Tech, Inc.	52,047	0.0
1,824		Timken Co.	58,988	0.0
714		Toro Co.	46,474	0.0
1,700		Toshiba Corp.	37,261	0.0
1,700		Toyota Tsusho Corp.	39,711	0.0
8,130		Trane Technologies PLC	671,457	0.2
119		TransUnion	7,875	0.0
7,009		Union Pacific Corp.	988,549	0.3
70		Valmont Industries, Inc.	7,419	0.0
13,563		Volvo AB – B Shares	161,209	0.1
7,227		Waste Management, Inc.	668,931	0.2
1,817		Werner Enterprises, Inc.	65,884	0.0
5,186	(1)	Wesco International, Inc.	118,500	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,300		West Japan Railway Co.	$ 157,308	0.1
2,977		Wolters Kluwer NV	210,724	0.1
282		Woodward, Inc.	16,762	0.0
445	(1)	XPO Logistics, Inc.	21,694	0.0
119,700		Yangzijiang Shipbuilding Holdings Ltd.	69,455	0.0
			14,806,294	4.9

		Information Technology: 10.4%
328	(1)	ACI Worldwide, Inc.	7,921	0.0
3,959	(1)	Adobe, Inc.	1,259,912	0.4
111	(1),(2)	Adyen NV	94,338	0.0
6,562	(1)	Akamai Technologies, Inc.	600,357	0.2
6,400	(3)	Alps Alpine Co. Ltd.	61,668	0.0
1,442		Amadeus IT Group SA	67,873	0.0
6,305		Amdocs Ltd.	346,586	0.1
18,701		Apple, Inc.	4,755,477	1.6
4,702		Applied Materials, Inc.	215,446	0.1
1,355	(1)	Arrow Electronics, Inc.	70,284	0.0
3,000		ASM Pacific Technology Ltd.	27,817	0.0
362		ASML Holding NV	95,429	0.0
1,772	(1)	Atlassian Corp. PLC	243,225	0.1
1,447		Avnet, Inc.	36,320	0.0
1,236		Belden, Inc.	44,595	0.0
3,040		Booz Allen Hamilton Holding Corp.	208,666	0.1
548		Broadcom, Inc.	129,931	0.0
2,057	(1)	CACI International, Inc.	434,336	0.2
11,449	(1)	Cadence Design Systems, Inc.	756,092	0.3
709		CDK Global, Inc.	23,291	0.0
5,599		CDW Corp.	522,219	0.2
782	(1)	Check Point Software Technologies	78,622	0.0
2,131	(1)	Ciena Corp.	84,835	0.0
1,479	(1)	Cirrus Logic, Inc.	97,067	0.0
31,275		Cisco Systems, Inc.	1,229,420	0.4
484		Cognex Corp.	20,434	0.0
3,963		Cognizant Technology Solutions Corp.	184,161	0.1
852	(1)	Commvault Systems, Inc.	34,489	0.0
829	(1)	CyberArk Software Ltd.	70,929	0.0
4,074		Dolby Laboratories, Inc.	220,852	0.1
13,079	(1)	Dropbox, Inc.	236,730	0.1
3,654	(1)	Dynatrace, Inc.	87,111	0.0
3,851	(1)	Edenred	159,814	0.1
1,121	(1)	EPAM Systems, Inc.	208,125	0.1
2,290	(1)	Euronet Worldwide, Inc.	196,299	0.1
3,385	(1)	F5 Networks, Inc.	360,943	0.1
326	(1)	Fair Isaac Corp.	100,307	0.0
465	(1)	First Solar, Inc.	16,768	0.0
5,448	(1)	Fortinet, Inc.	551,174	0.2
2,300		Fuji Film Holdings Corp.	113,343	0.0
2,929	(1)	GoDaddy, Inc.	167,275	0.1
6,300		Hitachi Ltd.	180,976	0.1
14,804		Intel Corp.	801,192	0.3
3,245		Intuit, Inc.	746,350	0.3
408		j2 Global, Inc.	30,539	0.0
1,910		Jabil, Inc.	46,948	0.0
2,649		KBR, Inc.	54,781	0.0
12,600		Konica Minolta, Inc.	50,764	0.0
2,100		Kyocera Corp.	123,923	0.0
2,529		Lam Research Corp.	606,960	0.2
849	(1)	LiveRamp Holdings, Inc.	27,949	0.0
869	(1)	Lumentum Holdings, Inc.	64,045	0.0
1,539		Mastercard, Inc. – Class A	371,761	0.1
4,576		Maxim Integrated Products	222,439	0.1
629		MAXIMUS, Inc.	36,608	0.0
35,905		Microsoft Corp.	5,662,578	1.9
880		MKS Instruments, Inc.	71,676	0.0
134		Monolithic Power Systems, Inc.	22,440	0.0
13,006		National Instruments Corp.	430,238	0.1
3,623		NetApp, Inc.	151,043	0.1
834	(1)	Nice Ltd.	120,593	0.0
2,858		Nvidia Corp.	753,369	0.3
4,609		Oracle Corp.	222,753	0.1
8,495	(1)	PayPal Holdings, Inc.	813,311	0.3
695		Perspecta, Inc.	12,677	0.0
99	(1)	PTC, Inc.	6,060	0.0
18,397	(1)	Pure Storage, Inc. – Class A	226,283	0.1
10,611		Qualcomm, Inc.	717,834	0.2
8,300	(1)	Renesas Electronics Corp.	29,524	0.0
2,018		Sage Group PLC/The	14,674	0.0
1,709	(1)	Salesforce.com, Inc.	246,062	0.1
1,327		SAP SE	148,157	0.1
1,301	(1)	Semtech Corp.	48,787	0.0
296	(1)	Silicon Laboratories, Inc.	25,281	0.0
402	(1),(3)	SolarEdge Technologies, Inc.	32,916	0.0
6,407		STMicroelectronics NV-STM1	137,729	0.1
26,212		Switch, Inc.	378,239	0.1
462	(1)	Synaptics, Inc.	26,736	0.0
189		SYNNEX Corp.	13,816	0.0
1,783	(1)	Synopsys, Inc.	229,633	0.1
100		TDK Corp.	7,689	0.0
19,830		Telefonaktiebolaget LM Ericsson	160,523	0.1
1,950		Teradyne, Inc.	105,631	0.0
10,145		Texas Instruments, Inc.	1,013,790	0.3
1,491	(1)	Trimble, Inc.	47,458	0.0
171	(1)	Tyler Technologies, Inc.	50,712	0.0
312		Universal Display Corp.	41,115	0.0
4,383	(1)	VeriSign, Inc.	789,334	0.3
4,313		Visa, Inc. – Class A	694,911	0.2
2,384	(1),(3)	VMware, Inc.	288,702	0.1
409	(1)	WEX, Inc.	42,761	0.0
1,800		Yokogawa Electric Corp.	21,533	0.0
227	(1)	Zebra Technologies Corp.	41,677	0.0
			31,433,961	10.4

		Materials: 1.5%
1,790		Air Products & Chemicals, Inc.	357,302	0.1
871	(1)	Allegheny Technologies, Inc.	7,403	0.0
6,564		Anglo American PLC	115,025	0.1
62		Aptargroup, Inc.	6,171	0.0
2,971	(1)	ArcelorMittal SA	28,048	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,144		Arkema SA	$ 78,106	0.0
2,407		Avery Dennison Corp.	245,201	0.1
1,369	(1)	BASF SE	63,990	0.0
10,821		BHP Group Ltd.	196,307	0.1
13,484		BlueScope Steel Ltd.	70,596	0.0
719		Cabot Corp.	18,780	0.0
6,712		Celanese Corp. – Series A	492,594	0.2
1,900		Chemours Co.	16,853	0.0
9,297		Commercial Metals Co.	146,800	0.0
5,593		CRH PLC	151,251	0.1
7,432		Domtar Corp.	160,828	0.1
1,401		Evonik Industries AG	29,257	0.0
9,594		Evraz PLC	27,450	0.0
6,830		Fortescue Metals Group Ltd.	41,856	0.0
723		Greif, Inc. – Class A	22,478	0.0
4,373		LafargeHolcim Ltd.–CHF	159,586	0.1
1,152		Huntsman Corp.	16,623	0.0
399	(1)	Ingevity Corp.	14,045	0.0
646	(1)	Koninklijke DSM NV	72,668	0.0
392		Louisiana-Pacific Corp.	6,735	0.0
4,806		LyondellBasell Industries NV – Class A	238,522	0.1
856		Minerals Technologies, Inc.	31,039	0.0
6,600		Mitsubishi Chemical Holdings Corp.	39,191	0.0
2,200		Mitsui Chemicals, Inc.	41,409	0.0
2,199		Mondi PLC	37,109	0.0
5,668		Newcrest Mining Ltd.	77,837	0.0
4,386		Nucor Corp.	157,984	0.1
4,034		Orica Ltd.	37,763	0.0
282		Packaging Corp. of America	24,486	0.0
9,128		PolyOne Corp.	173,158	0.1
3,399		Reliance Steel & Aluminum Co.	297,718	0.1
1,506		Rio Tinto Ltd.	77,588	0.0
200		Royal Gold, Inc.	17,542	0.0
273		RPM International, Inc.	16,243	0.0
177		Scotts Miracle-Gro Co.	18,125	0.0
808		Sensient Technologies Corp.	35,156	0.0
1,100		Shin-Etsu Chemical Co., Ltd.	108,116	0.1
600		Showa Denko KK	12,310	0.0
648		Silgan Holdings, Inc.	18,805	0.0
1,285		Sonoco Products Co.	59,560	0.0
12,301		Steel Dynamics, Inc.	277,265	0.1
3,300		Teijin Ltd.	55,820	0.0
4,900		Tosoh Corp.	55,375	0.0
2,296	(3)	UPM-Kymmene OYJ	62,605	0.0
7,933		Valvoline, Inc.	103,843	0.0
931		Worthington Industries, Inc.	24,439	0.0
			4,644,961	1.5

		Real Estate: 1.8%
1,614		American Campus Communities, Inc.	44,789	0.0
1,729		American Tower Corp.	376,490	0.1
4,789		Boston Properties, Inc.	441,689	0.2
3,540		British Land Co. PLC	14,763	0.0
2,156		Brixmor Property Group, Inc.	20,482	0.0
5,308		Camden Property Trust	420,606	0.2
44,300		CapitaLand Ltd.	88,774	0.0
54,500		CapitaLand Mall Trust	68,336	0.0
11,461	(1)	CBRE Group, Inc.	432,194	0.2
18,000		CK Asset Holdings Ltd.	97,662	0.1
3,496		CoreCivic, Inc.	39,050	0.0
12,130		Corporate Office Properties Trust SBI MD	268,437	0.1
2,938		Cousins Properties, Inc.	85,995	0.0
308		CyrusOne, Inc.	19,019	0.0
3,200		Daiwa House Industry Co., Ltd.	79,064	0.0
2,302		Douglas Emmett, Inc.	70,234	0.0
741		EastGroup Properties, Inc.	77,420	0.0
4,180		Equity Lifestyle Properties, Inc.	240,266	0.1
1,140		Essex Property Trust, Inc.	251,074	0.1
3,143		First Industrial Realty Trust, Inc.	104,442	0.0
2,962		Gaming and Leisure Properties, Inc.	82,077	0.0
10,990		Goodman Group	80,553	0.0
2,481		Highwoods Properties, Inc.	87,877	0.0
624		Jones Lang LaSalle, Inc.	63,012	0.0
1,505		Lamar Advertising Co.	77,176	0.0
5,552		Life Storage, Inc.	524,942	0.2
1,256		Medical Properties Trust, Inc.	21,716	0.0
3,001		Mid-America Apartment Communities, Inc.	309,193	0.1
5,900		Mitsui Fudosan Co., Ltd.	102,157	0.1
435		National Retail Properties, Inc.	14,003	0.0
6		Nippon Building Fund, Inc.	40,362	0.0
597		Omega Healthcare Investors, Inc.	15,844	0.0
13,926		Outfront Media, Inc.	187,722	0.1
436		PS Business Parks, Inc.	59,087	0.0
31,144		Retail Properties of America, Inc.	161,014	0.1
4,053		Service Properties Trust	21,886	0.0
1,866		Simon Property Group, Inc.	102,369	0.0
212		Spirit Realty Capital, Inc.	5,544	0.0
14,858		Stockland	22,847	0.0
4,600		Sumitomo Realty & Development Co., Ltd.	112,322	0.1
			5,332,489	1.8

		Utilities: 1.9%
38,667		AES Corp.	525,871	0.2
8,549		AGL Energy Ltd.	89,468	0.0
12,570		Ameren Corp.	915,473	0.3
2,982		American Water Works Co., Inc.	356,528	0.1
2,708		Black Hills Corp.	173,393	0.1
5,400		Chubu Electric Power Co., Inc.	76,211	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
2,000		CK Infrastructure Holdings Ltd.	$ 10,588	0.0
11,500		CLP Holdings Ltd.	105,340	0.1
3,499		Edison International	191,710	0.1
4,500		Electric Power Development Co., Ltd.	90,188	0.0
1,845		Enagas	36,397	0.0
36,226		Enel S.p.A.	249,882	0.1
1,749		Essential Utilities, Inc.	71,184	0.0
16,467		Exelon Corp.	606,150	0.2
240		Idacorp, Inc.	21,070	0.0
973		MDU Resources Group, Inc.	20,920	0.0
1,560		NextEra Energy, Inc.	375,367	0.1
7,290		NorthWestern Corp.	436,161	0.2
1,559		OGE Energy Corp.	47,908	0.0
6,012	(3)	PNM Resources, Inc.	228,456	0.1
29,500		Power Assets Holdings Ltd.	175,001	0.1
2,263		PPL Corp.	55,851	0.0
2,403		Red Electrica Corp. SA	43,181	0.0
3,499		Sempra Energy	395,352	0.1
11,628		Snam SpA	53,143	0.0
288		Southwest Gas Holdings, Inc.	20,033	0.0
1,003		UGI Corp.	26,750	0.0
2,541		Veolia Environnement	53,668	0.0
19,231		Vistra Energy Corp.	306,927	0.1
			5,758,171	1.9

	Total Common Stock
	(Cost $158,011,100)		143,798,566	47.4

EXCHANGE-TRADED FUNDS: 16.9%
289,161		iShares Core MSCI Emerging Markets ETF	11,702,346	3.9
46,278		iShares Core S&P 500 ETF	11,958,235	3.9
672		iShares Core S&P Mid-Cap ETF	96,674	0.0
2,829		iShares MSCI EAFE ETF	151,238	0.1
104,491	(3)	Schwab U.S. TIPS ETF	6,009,277	2.0
869		SPDR S&P 500 ETF Trust	223,985	0.1
70,481		Vanguard Global ex-U.S. Real Estate ETF	3,024,340	1.0
43,308		Vanguard Real Estate ETF	3,025,064	1.0
167,652	(3)	Vanguard Value ETF	14,931,087	4.9

	Total Exchange-Traded Funds
	(Cost $60,456,559)		51,122,246	16.9

MUTUAL FUNDS: 15.1%
		Affiliated Investment Companies: 15.1%
120,612		Voya Emerging Markets Local Currency Debt Fund – Class P	739,350	0.2
1,176,093		Voya Floating Rate Fund – Class P	9,396,987	3.1
2,125,245		Voya High Yield Bond Fund – Class P	14,919,222	4.9
409,371		Voya Short Term Bond Fund – Class R6	3,909,493	1.3
726,637		Voya Small Company Fund – Class R6	7,426,228	2.5
1,045,224		Voya Strategic Income Opportunities Fund – Class P	9,532,446	3.1

	Total Mutual Funds
	(Cost $53,573,203)		45,923,726	15.1

RIGHTS: 0.0%
		Health Care: 0.0%
4,512	(1)	Bristol-Myers Squibb Co.	17,145	0.0

	Total Rights
	(Cost $10,378)		17,145	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 5.3%
		Basic Materials: 0.1%
10,000	(2)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,428	0.0
12,000	(2)	Anglo American Capital PLC, 5.625%, 04/01/2030	12,205	0.0
30,000	(2)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	30,470	0.0
52,000		Dow Chemical Co/The, 4.250%, 10/01/2034	51,380	0.0
16,000		FMC Corp., 3.200%, 10/01/2026	16,144	0.0
5,000		FMC Corp., 3.450%, 10/01/2029	5,034	0.0
32,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	32,146	0.0
20,000		International Paper Co., 4.400%, 08/15/2047	20,197	0.0
42,000		Mosaic Co/The, 5.450%, 11/15/2033	40,831	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	107,734	0.1
3,000		Newmont Corp., 3.700%, 03/15/2023	3,017	0.0
			328,586	0.1

		Communications: 0.5%
143,000		AT&T, Inc., 4.550%, 03/09/2049	154,655	0.1
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	51,708	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
10,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	$ 10,469	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	77,704	0.0
38,000		Comcast Corp., 2.650%, 02/01/2030	39,222	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	67,710	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	86,045	0.1
40,000		Comcast Corp., 3.999%, 11/01/2049	47,466	0.0
25,000		Comcast Corp., 4.600%, 10/15/2038	31,248	0.0
15,000		Corning, Inc., 5.450%, 11/15/2079	15,532	0.0
50,000		Discovery Communications LLC, 2.950%, 03/20/2023	49,958	0.0
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	25,664	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,411	0.0
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	120,016	0.1
15,000		Omnicom Group, Inc., 4.200%, 06/01/2030	15,499	0.0
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	204,199	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	26,454	0.0
5,000		Verizon Communications, Inc., 4.000%, 03/22/2050	5,961	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	98,911	0.1
25,000		ViacomCBS, Inc., 4.375%, 03/15/2043	22,288	0.0
26,000		ViacomCBS, Inc., 4.950%, 01/15/2031	25,790	0.0
40,000		ViacomCBS, Inc., 5.500%, 05/15/2033	42,985	0.0
8,000		Walt Disney Co/The, 2.000%, 09/01/2029	7,824	0.0
47,000		Walt Disney Co/The, 3.000%, 09/15/2022	48,626	0.0
50,000		Walt Disney Co/The, 4.750%, 11/15/2046	64,218	0.0
			1,380,563	0.5

		Consumer, Cyclical: 0.3%
21,322		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	18,083	0.0
3,977		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	4,008	0.0
42,625		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	40,705	0.0
19,469		American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 08/15/2029	15,140	0.0
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	89,516	0.1
17,002		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	18,351	0.0
15,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	13,683	0.0
10,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	9,158	0.0
19,972		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	19,969	0.0
30,000		Ford Motor Co., 5.291%, 12/08/2046	17,229	0.0
25,000		General Motors Co., 5.400%, 04/01/2048	18,302	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	22,699	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	20,698	0.0
10,000		Hasbro, Inc., 2.600%, 11/19/2022	9,879	0.0
25,000		JetBlue 2019-1 Class AA Pass Through Trust, 2.750%, 11/15/2033	22,212	0.0
50,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	46,555	0.0
30,000		McDonald's Corp., 4.450%, 09/01/2048	33,516	0.0
13,000		Southwest Airlines Co., 3.450%, 11/16/2027	11,708	0.0
17,000		TJX Cos, Inc./The, 3.750%, 04/15/2027	17,483	0.0
27,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	25,169	0.0
13,000		Toyota Motor Credit Corp., 3.375%, 04/01/2030	13,180	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
56,425		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	$ 52,538	0.0
16,574		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	13,551	0.0
67,071		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	62,441	0.0
23,576		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	19,845	0.0
90,000		Walmart, Inc., 2.350%, 12/15/2022	92,928	0.1
60,000		Walmart, Inc., 4.050%, 06/29/2048	77,505	0.1
20,000		WW Grainger, Inc., 1.850%, 02/15/2025	20,063	0.0
			826,114	0.3

		Consumer, Non-cyclical: 0.8%
10,000		Abbott Laboratories, 2.950%, 03/15/2025	10,413	0.0
43,000	(2)	AbbVie, Inc., 2.600%, 11/21/2024	43,773	0.0
50,000		AbbVie, Inc., 2.900%, 11/06/2022	50,646	0.0
24,000	(2)	AbbVie, Inc., 2.950%, 11/21/2026	24,510	0.0
21,000	(2)	AbbVie, Inc., 3.200%, 11/21/2029	21,554	0.0
24,000	(2)	AbbVie, Inc., 4.050%, 11/21/2039	25,288	0.0
25,000		AbbVie, Inc., 4.300%, 05/14/2036	27,407	0.0
29,000		AbbVie, Inc., 4.500%, 05/14/2035	33,472	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	42,314	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	32,200	0.0
30,000		Allergan Finance LLC, 4.625%, 10/01/2042	37,873	0.0
45,000		Altria Group, Inc., 4.800%, 02/14/2029	47,184	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	21,991	0.0
21,000		Altria Group, Inc., 5.950%, 02/14/2049	24,541	0.0
11,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	11,075	0.0
5,000		Amgen, Inc., 2.450%, 02/21/2030	4,994	0.0
68,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	71,268	0.1
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	82,231	0.1
29,000		Anthem, Inc., 3.300%, 01/15/2023	29,436	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	25,699	0.0
4,000		Anthem, Inc., 3.700%, 09/15/2049	4,032	0.0
7,000		Anthem, Inc., 4.101%, 03/01/2028	7,551	0.0
25,000		Anthem, Inc., 5.100%, 01/15/2044	29,778	0.0
15,000		Avery Dennison Corp., 2.650%, 04/30/2030	14,053	0.0
50,000		BAT Capital Corp., 3.222%, 08/15/2024	50,318	0.0
29,000		BAT Capital Corp., 3.557%, 08/15/2027	27,374	0.0
59,000		Becton Dickinson and Co., 2.894%, 06/06/2022	59,096	0.0
15,000		Becton Dickinson and Co., 3.363%, 06/06/2024	15,061	0.0
50,000	(2)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	54,350	0.0
30,000	(2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	36,347	0.0
40,000	(2)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	50,921	0.0
60,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	62,267	0.0
48,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	58,329	0.0
100,000		Cigna Corp., 3.200%, 09/17/2020	100,152	0.1
87,000		Cigna Corp., 3.750%, 07/15/2023	89,710	0.1
19,000		Cigna Corp., 4.800%, 08/15/2038	21,472	0.0
20,000		Cigna Corp., 4.900%, 12/15/2048	24,294	0.0
12,000		Coca-Cola Co/The, 4.125%, 03/25/2040	14,815	0.0
25,000		CVS Health Corp., 3.700%, 03/09/2023	26,056	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	5,176	0.0
10,000		CVS Health Corp., 4.300%, 03/25/2028	10,641	0.0
105,000		CVS Health Corp., 5.050%, 03/25/2048	119,705	0.1
120,000		CVS Health Corp., 2.125%, 06/01/2021	119,756	0.1
60,000		General Mills, Inc., 3.700%, 10/17/2023	61,178	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	26,988	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
30,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	$ 30,721	0.0
25,000		Global Payments, Inc., 2.650%, 02/15/2025	24,831	0.0
45,000		HCA, Inc., 4.500%, 02/15/2027	46,436	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	23,123	0.0
20,000		HCA, Inc., 5.250%, 06/15/2049	21,496	0.0
14,000		HCA, Inc., 5.500%, 06/15/2047	15,346	0.0
14,000		IHS Markit Ltd., 4.250%, 05/01/2029	14,858	0.0
30,000		Johnson & Johnson, 4.375%, 12/05/2033	39,381	0.0
25,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	25,017	0.0
70,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	72,995	0.1
5,000		Keurig Dr Pepper, Inc., 4.417%, 05/25/2025	5,339	0.0
62,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	62,147	0.0
23,000		Kroger Co/The, 5.150%, 08/01/2043	27,255	0.0
17,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	17,475	0.0
15,000	(2)	Mars, Inc., 3.200%, 04/01/2030	15,708	0.0
13,000	(2)	Mars, Inc., 3.875%, 04/01/2039	13,882	0.0
42,000	(2)	Mars, Inc., 4.125%, 04/01/2054	47,777	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	22,492	0.0
4,000		Mylan NV, 3.750%, 12/15/2020	3,977	0.0
35,000		Mylan, Inc., 5.200%, 04/15/2048	31,549	0.0
5,000		PepsiCo, Inc., 3.875%, 03/19/2060	6,305	0.0
60,000		Pfizer, Inc., 3.200%, 09/15/2023	63,380	0.1
19,000		Philip Morris International, Inc., 4.375%, 11/15/2041	21,784	0.0
12,000		Reynolds American, Inc., 5.850%, 08/15/2045	12,965	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	6,544	0.0
14,000		Sysco Corp., 5.950%, 04/01/2030	14,769	0.0
7,000		UnitedHealth Group, Inc., 2.875%, 08/15/2029	7,395	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	20,534	0.0
13,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	14,235	0.0
25,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	29,758	0.0
			2,516,763	0.8

		Energy: 0.7%
50,000		Apache Corp., 5.250%, 02/01/2042	22,667	0.0
23,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	21,569	0.0
48,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	49,408	0.0
75,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	76,851	0.1
50,000		BP Capital Markets PLC, 4.742%, 03/11/2021	50,354	0.0
25,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	13,197	0.0
30,000	(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	22,564	0.0
39,000	(3)	Cimarex Energy Co., 3.900%, 05/15/2027	28,347	0.0
23,000		Cimarex Energy Co., 4.375%, 06/01/2024	18,160	0.0
22,000	(3)	Cimarex Energy Co., 4.375%, 03/15/2029	14,774	0.0
26,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	18,220	0.0
10,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	7,087	0.0
30,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	21,278	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	187,863	0.1
41,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	18,908	0.0
5,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	3,947	0.0
60,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	45,868	0.0
25,000		Enterprise Products Operating LLC, 3.700%, 01/31/2051	22,605	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,909	0.0
10,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	8,532	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
5,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	$ 4,740	0.0
100,000	(4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	68,854	0.0
45,000	(3)	Exxon Mobil Corp., 2.726%, 03/01/2023	46,503	0.0
16,000		Exxon Mobil Corp., 2.995%, 08/16/2039	16,103	0.0
17,000	(3)	Exxon Mobil Corp., 3.095%, 08/16/2049	17,324	0.0
10,000		Exxon Mobil Corp., 4.227%, 03/19/2040	11,605	0.0
2,000		Halliburton Co., 3.500%, 08/01/2023	1,888	0.0
2,000		Halliburton Co., 3.800%, 11/15/2025	1,779	0.0
25,000		Halliburton Co., 4.850%, 11/15/2035	19,464	0.0
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	200,062	0.1
21,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	20,956	0.0
20,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	18,688	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	19,238	0.0
20,000	(2)	MPLX L.P., 5.250%, 01/15/2025	17,637	0.0
23,000		Newfield Exploration Co., 5.375%, 01/01/2026	12,054	0.0
3,000		Noble Energy, Inc., 3.250%, 10/15/2029	1,764	0.0
28,000		Noble Energy, Inc., 4.950%, 08/15/2047	17,010	0.0
34,000	(3)	Occidental Petroleum Corp., 2.900%, 08/15/2024	18,564	0.0
6,000	(3)	Occidental Petroleum Corp., 3.500%, 08/15/2029	2,826	0.0
5,000		Occidental Petroleum Corp., 4.400%, 08/15/2049	2,168	0.0
44,000		ONEOK Partners L.P., 3.375%, 10/01/2022	40,965	0.0
10,000		ONEOK, Inc., 2.200%, 09/15/2025	7,746	0.0
11,000		ONEOK, Inc., 3.100%, 03/15/2030	8,321	0.0
5,000		ONEOK, Inc., 4.500%, 03/15/2050	3,805	0.0
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	183,711	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	149,729	0.1
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	34,356	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	40,545	0.0
15,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	12,912	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	13,636	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,315	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	131,398	0.1
25,000		Shell International Finance BV, 4.125%, 05/11/2035	28,754	0.0
9,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	7,955	0.0
70,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	71,092	0.1
24,000		Total Capital International SA, 3.461%, 07/12/2049	24,614	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	26,389	0.0
25,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	22,180	0.0
23,000		Williams Partners L.P., 3.600%, 03/15/2022	22,311	0.0
21,000		Williams Partners L.P., 3.750%, 06/15/2027	19,295	0.0
			2,070,364	0.7

		Financial: 1.6%
200,000	(2)	ABN AMRO Bank NV, 4.750%, 07/28/2025	201,668	0.1
14,000		Aflac, Inc., 3.600%, 04/01/2030	14,201	0.0
10,000		American International Group, Inc., 4.500%, 07/16/2044	10,267	0.0
10,000		American International Group, Inc., 4.375%, 01/15/2055	9,780	0.0
18,000	(4)	American International Group, Inc., 5.750%, 04/01/2048	15,817	0.0
15,000		American Tower Corp., 2.750%, 01/15/2027	14,553	0.0
31,000		Assurant, Inc., 3.700%, 02/22/2030	30,479	0.0
31,000	(4)	Bank of America Corp., 2.496%, 02/13/2031	29,858	0.0
35,000	(4)	Bank of America Corp., 3.194%, 07/23/2030	35,813	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
120,000	(4)	Bank of America Corp., 3.499%, 05/17/2022	$ 121,464	0.1
60,000	(4)	Bank of America Corp., 3.593%, 07/21/2028	61,527	0.0
20,000		Bank of America Corp., 3.950%, 04/21/2025	21,071	0.0
18,000	(4)	Bank of America Corp., 3.970%, 03/05/2029	19,467	0.0
40,000	(4)	Bank of America Corp., 4.078%, 04/23/2040	45,017	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	84,374	0.1
103,000		Bank of America Corp., 4.183%, 11/25/2027	106,707	0.1
75,000	(4)	Bank of America Corp., 4.271%, 07/23/2029	81,537	0.0
6,000	(4)	Bank of America Corp., 5.125%, 12/31/2199	5,704	0.0
50,000	(4)	Bank of Montreal, 3.803%, 12/15/2032	48,606	0.0
25,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	24,980	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	21,228	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	85,049	0.1
45,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	55,663	0.0
7,000		BlackRock, Inc., 2.400%, 04/30/2030	7,011	0.0
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	212,032	0.1
23,000		Brookfield Finance LLC, 3.450%, 04/15/2050	18,550	0.0
35,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	34,710	0.0
20,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	19,827	0.0
75,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	78,909	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	50,084	0.0
9,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	8,019	0.0
5,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,185	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	266,848	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	246,050	0.1
26,000	(2),(4)	Credit Suisse Group AG, 4.194%, 04/01/2031	26,688	0.0
77,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	78,385	0.0
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	199,809	0.1
17,000		ERP Operating L.P., 2.500%, 02/15/2030	15,825	0.0
35,000		Essex Portfolio L.P., 3.000%, 01/15/2030	33,261	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	49,103	0.0
33,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	35,684	0.0
34,000	(2)	Fairfax US, Inc., 4.875%, 08/13/2024	35,851	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	36,869	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	54,638	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	22,927	0.0
100,000	(2),(4)	Harborwalk Funding Trust, 5.077%, 02/15/2069	118,335	0.1
35,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	32,923	0.0
200,000	(4)	HSBC Holdings PLC, 2.633%, 11/07/2025	194,384	0.1
25,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	27,538	0.0
81,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	81,177	0.0
75,000	(4)	JPMorgan Chase & Co., 3.207%, 04/01/2023	76,500	0.0
160,000	(4)	JPMorgan Chase & Co., 3.514%, 06/18/2022	162,537	0.1
70,000	(4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	73,365	0.0
50,000	(4)	JPMorgan Chase & Co., 4.032%, 07/24/2048	58,195	0.0
38,000	(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	35,651	0.0
15,000	(4)	JPMorgan Chase & Co., 4.493%, 03/24/2031	17,425	0.0
43,000	(4)	JPMorgan Chase & Co., 4.600%, 12/31/2199	37,687	0.0
33,000		Kimco Realty Corp., 3.700%, 10/01/2049	27,037	0.0
21,000	(2)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	17,425	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	207,511	0.1
100,000		Morgan Stanley, 4.000%, 07/23/2025	107,230	0.1
40,000	(4)	Morgan Stanley, 4.457%, 04/22/2039	45,610	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
70,000		Morgan Stanley, 5.500%, 07/28/2021	$ 72,726	0.0
55,000	(2)	New York Life Global Funding, 2.875%, 04/10/2024	56,570	0.0
28,000	(2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	24,723	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	157,909	0.1
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,468	0.0
18,000		Prologis L.P., 2.250%, 04/15/2030	16,534	0.0
15,000		Prologis L.P., 3.000%, 04/15/2050	13,071	0.0
23,000		Regency Centers L.P., 2.950%, 09/15/2029	21,736	0.0
41,000		Royal Bank of Canada, 2.250%, 11/01/2024	41,492	0.0
70,000		Royal Bank of Canada, 2.560%, (US0003M + 0.660%), 10/05/2023	69,395	0.0
35,000		State Street Corp., 2.400%, 01/24/2030	34,312	0.0
21,000	(4)	State Street Corp., 3.031%, 11/01/2034	20,325	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,344	0.0
37,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	38,740	0.0
25,000		Truist Bank, 3.200%, 04/01/2024	25,872	0.0
55,000	(4)	Truist Financial Corp., 4.800%, 12/31/2199	47,338	0.0
35,000	(4)	Wells Fargo & Co., 2.406%, 10/30/2025	34,548	0.0
31,000	(4)	Wells Fargo & Co., 2.879%, 10/30/2030	30,804	0.0
120,000		Wells Fargo & Co., 3.750%, 01/24/2024	127,283	0.1
48,000		Wells Fargo & Co., 4.750%, 12/07/2046	55,663	0.0
15,000		Westpac Banking Corp., 2.350%, 02/19/2025	15,157	0.0
43,000		XLIT Ltd., 4.450%, 03/31/2025	44,495	0.0
			4,989,130	1.6

		Industrial: 0.2%
45,000		Amphenol Corp., 2.800%, 02/15/2030	41,231	0.0
60,000	(4)	BNSF Funding Trust I, 6.613%, 12/15/2055	58,905	0.1
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	50,743	0.0
16,000	(2)	Carrier Global Corp., 2.242%, 02/15/2025	15,679	0.0
25,000	(2)	Carrier Global Corp., 2.493%, 02/15/2027	23,979	0.0
20,000	(2)	Carrier Global Corp., 2.722%, 02/15/2030	18,520	0.0
20,000	(2)	Carrier Global Corp., 3.577%, 04/05/2050	18,067	0.0
51,000		FedEx Corp., 3.900%, 02/01/2035	50,066	0.0
32,000		Lockheed Martin Corp., 4.070%, 12/15/2042	37,557	0.0
42,000		Norfolk Southern Corp., 3.650%, 08/01/2025	43,458	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,139	0.0
25,000		Packaging Corp. of America, 4.050%, 12/15/2049	25,122	0.0
56,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	57,878	0.0
115,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	115,150	0.1
15,000		Textron, Inc., 3.000%, 06/01/2030	14,069	0.0
20,000		Union Pacific Corp., 3.250%, 02/05/2050	19,711	0.0
6,000		Union Pacific Corp., 3.750%, 02/05/2070	6,307	0.0
41,000		United Parcel Service, Inc., 2.800%, 11/15/2024	42,691	0.0
12,000		United Technologies Corp., 3.650%, 08/16/2023	12,641	0.0
30,000		United Technologies Corp., 4.500%, 06/01/2042	34,992	0.0
5,000		United Technologies Corp., 5.400%, 05/01/2035	6,160	0.0
8,000		United Technologies Corp., 6.125%, 07/15/2038	11,607	0.0
			711,672	0.2

		Technology: 0.3%
10,000		Analog Devices, Inc., 3.500%, 12/05/2026	10,139	0.0
100,000		Apple, Inc., 3.750%, 09/12/2047	118,225	0.1
35,000		Apple, Inc., 3.750%, 11/13/2047	42,057	0.0
25,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	26,654	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	19,926	0.0
36,000		Fiserv, Inc., 3.200%, 07/01/2026	37,136	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	47,085	0.0
50,000		HP, Inc., 4.300%, 06/01/2021	52,099	0.0
100,000		International Business Machines Corp., 3.300%, 05/15/2026	107,490	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
15,000		Intel Corp., 3.100%, 02/15/2060	$ 16,440	0.0
40,000		Intel Corp., 3.250%, 11/15/2049	43,532	0.0
50,000		Microsoft Corp., 2.400%, 08/08/2026	52,998	0.0
93,000		Microsoft Corp., 3.700%, 08/08/2046	110,799	0.1
41,000		Microsoft Corp., 4.450%, 11/03/2045	54,131	0.0
24,000		Oracle Corp., 3.600%, 04/01/2040	23,976	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	6,287	0.0
			768,974	0.3

		Utilities: 0.8%
52,000		AEP Texas, Inc., 3.450%, 01/15/2050	47,011	0.0
17,000		AEP Transmission Co. LLC, 3.650%, 04/01/2050	17,583	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	20,445	0.0
36,000		Ameren Corp., 2.700%, 11/15/2020	35,898	0.0
50,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	56,887	0.0
50,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	53,220	0.0
47,000		Avangrid, Inc., 3.800%, 06/01/2029	48,217	0.0
20,000		Baltimore Gas & Electric Co., 3.200%, 09/15/2049	19,151	0.0
35,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	36,093	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	14,492	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	42,031	0.0
8,000		Black Hills Corp., 4.350%, 05/01/2033	9,810	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	26,018	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	36,948	0.0
25,000		Commonwealth Edison Co., 3.750%, 08/15/2047	27,166	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	35,343	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	15,422	0.0
21,000		Dominion Energy Gas Holdings LLC, 2.500%, 11/15/2024	20,444	0.0
35,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	31,476	0.0
25,000		DTE Electric Co., 2.250%, 03/01/2030	24,281	0.0
51,000		DTE Electric Co., 2.950%, 03/01/2050	47,991	0.0
35,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	35,526	0.0
25,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	27,625	0.0
15,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	16,967	0.0
15,000	(4)	Duke Energy Corp., 4.875%, 12/31/2199	12,610	0.0
25,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	28,625	0.0
25,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	25,384	0.0
59,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	63,929	0.0
5,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	5,746	0.0
45,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	51,747	0.0
25,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	28,807	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	36,085	0.0
100,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	102,353	0.1
57,000		Eversource Energy, 2.900%, 10/01/2024	58,574	0.0
23,000		Eversource Energy, 3.450%, 01/15/2050	20,998	0.0
50,000		Exelon Corp., 3.497%, 06/01/2022	48,440	0.0
5,000		Exelon Corp., 4.050%, 04/15/2030	4,962	0.0
10,000		Exelon Corp., 4.700%, 04/15/2050	10,488	0.0
80,000		FirstEnergy Corp., 2.850%, 07/15/2022	78,114	0.1
25,000		Georgia Power Co., 2.200%, 09/15/2024	23,499	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	35,110	0.0
80,000		Interstate Power & Light Co., 3.250%, 12/01/2024	81,050	0.1
25,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	24,998	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	53,559	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
50,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	$ 49,663	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,996	0.0
35,000		Mississippi Power Co., 4.250%, 03/15/2042	33,706	0.0
43,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	42,889	0.0
76,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	77,919	0.1
25,000		NiSource, Inc., 5.950%, 06/15/2041	29,032	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	11,240	0.0
200,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	194,432	0.1
108,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	111,412	0.1
25,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	25,207	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	47,121	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	68,141	0.1
5,000		Southern California Edison Co., 2.400%, 02/01/2022	4,875	0.0
15,000		Southern California Edison Co., 3.875%, 06/01/2021	14,871	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	6,283	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	45,514	0.0
60,000		Tampa Electric Co., 5.400%, 05/15/2021	61,635	0.0
63,000		Union Electric Co., 3.500%, 03/15/2029	67,095	0.1
17,000		Union Electric Co., 3.900%, 09/15/2042	18,495	0.0
12,000		Virginia Electric & Power Co., 2.875%, 07/15/2029	11,972	0.0
28,000		Virginia Electric & Power Co., 3.450%, 09/01/2022	28,448	0.0
25,000		Washington Gas Light Co., 3.650%, 09/15/2049	22,872	0.0
			2,526,941	0.8

	Total Corporate Bonds/Notes
	(Cost $16,252,211)		16,119,107	5.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.5%
90,601		Alternative Loan Trust 2004-J7 MI, 1.967%, (US0001M + 1.020%), 10/25/2034	82,982	0.0
73,495		Alternative Loan Trust 2005-10CB 1A1, 1.447%, (US0001M + 0.500%), 05/25/2035	55,656	0.0
58,606		Alternative Loan Trust 2005-51 3A2A, 3.256%, (12MTA + 1.290%), 11/20/2035	48,553	0.0
61,119		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	51,937	0.0
120,695		Alternative Loan Trust 2005-J2 1A12, 1.347%, (US0001M + 0.400%), 04/25/2035	93,894	0.0
19,104		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	13,249	0.0
112,254		Alternative Loan Trust 2006-19CB A12, 1.347%, (US0001M + 0.400%), 08/25/2036	59,779	0.0
85,687		Alternative Loan Trust 2006-HY11 A1, 1.067%, (US0001M + 0.120%), 06/25/2036	73,022	0.0
30,832		Alternative Loan Trust 2007-23CB A3, 1.447%, (US0001M + 0.500%), 09/25/2037	12,203	0.0
151,899		Alternative Loan Trust 2007-2CB 2A1, 1.547%, (US0001M + 0.600%), 03/25/2037	74,937	0.0
41,691	(4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.253%, 09/25/2035	35,827	0.0
81,521		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.137%, (US0001M + 0.190%), 01/25/2037	68,395	0.0
79,528	(4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.982%, 03/25/2036	65,343	0.0
55,729	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.128%, 09/25/2037	49,185	0.0
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	194,334	0.1
200,000	(2),(4)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	190,267	0.1
690,620		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	744,767	0.3
394,057		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	462,011	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
151,871		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.947%, (US0001M + 4.000%), 05/25/2025	$ 142,685	0.1
228,529		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	220,548	0.1
76,861		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	74,141	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	72,994	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.947%, (US0001M + 3.000%), 10/25/2029	179,749	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.797%, (US0001M + 2.850%), 11/25/2029	177,005	0.1
180,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.347%, (US0001M + 2.400%), 05/28/2030	162,345	0.1
85,551		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.747%, (US0001M + 2.800%), 02/25/2030	72,312	0.0
225,328		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.147%, (US0001M + 2.200%), 08/25/2030	188,693	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 3.297%, (US0001M + 2.350%), 01/25/2031	85,185	0.0
252,784		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	225,143	0.1
174,281	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.247%, (US0001M + 2.300%), 08/25/2031	146,045	0.1
200,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.997%, (US0001M + 2.050%), 01/25/2040	121,727	0.0
283,683		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	319,450	0.1
257,772	(4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.544%, 02/25/2049	292,688	0.1
176,741		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	199,172	0.1
237,021		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	262,214	0.1
127,021		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	147,049	0.1
475,579		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	497,806	0.2
163,709		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	175,624	0.1
462,535		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	500,934	0.2
95,475	(2),(4)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	90,744	0.0
95,475	(2),(4)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	87,795	0.0
236,190		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	328,533	0.1
94,574		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	104,727	0.0
74,798		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	86,569	0.0
21,443		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	25,322	0.0
54,047		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	61,751	0.0
166,834		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	190,734	0.1
70,174		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	82,027	0.0
62,869	(4),(5)	Freddie Mac REMIC Trust 3524 LA, 5.085%, 03/15/2033	71,443	0.0
65,897		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	77,231	0.0
14,702		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	16,583	0.0
313,812		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	337,877	0.1
512,317		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	603,289	0.2

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
512,317		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	$ 606,974	0.2
440,889		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	474,117	0.2
29,195		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	30,909	0.0
1,000,000		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,047,394	0.4
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.647%, (US0001M + 4.700%), 04/25/2028	93,040	0.0
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.497%, (US0001M + 5.550%), 07/25/2028	292,447	0.1
175,250		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.297%, (US0001M + 2.350%), 04/25/2030	152,562	0.1
99,309		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.247%, (US0001M + 2.300%), 09/25/2030	84,786	0.0
770,684		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	784,909	0.3
58,749		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	66,825	0.0
361,711		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	401,207	0.1
22,415		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	25,449	0.0
99,369	(2),(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	99,674	0.0
50,942		HomeBanc Mortgage Trust 2004-1 2A, 1.807%, (US0001M + 0.860%), 08/25/2029	45,747	0.0
41,976		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.157%, (US0001M + 0.210%), 04/25/2046	33,952	0.0
37,856		Lehman XS Trust Series 2005-5N 1A2, 1.307%, (US0001M + 0.360%), 11/25/2035	27,643	0.0
52,270		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	36,889	0.0
16,077		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	13,862	0.0
200,000	(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	183,339	0.1
33,560	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.206%, 10/25/2036	27,304	0.0
76,981		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.457%, (US0001M + 0.510%), 08/25/2045	71,959	0.0
41,528		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	36,558	0.0
34,344	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.890%, 08/25/2046	30,704	0.0
9,587	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.740%, 12/25/2036	8,298	0.0
41,567	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.428%, 04/25/2037	33,298	0.0
80,904	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.612%, 07/25/2037	63,712	0.0
180,537		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.926%, (12MTA + 0.960%), 08/25/2046	115,009	0.0
24,820		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.377%, (US0001M + 0.430%), 06/25/2037	18,697	0.0
23,300	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.093%, 04/25/2036	22,449	0.0
30,691	(4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.353%, 12/28/2037	28,160	0.0

	Total Collateralized Mortgage Obligations
	(Cost $13,847,608)		13,762,348	4.5

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 0.9%
		Treasury Inflation Indexed Protected Securities: 0.4%
1,153,071		0.125%,01/15/2030	$ 1,189,721	0.4

		U.S. Treasury Bonds: 0.4%
745,900		2.375%,11/15/2049	931,588	0.3
200,000		3.500%,02/15/2039	284,797	0.1
			1,216,385	0.4

		U.S. Treasury Notes: 0.1%
6,000		1.500%,02/15/2030	6,469	0.0
86,000		0.375%,03/31/2022	86,237	0.0
3,000		0.625%,03/31/2027	3,017	0.0
200,000		2.125%,01/31/2021	203,359	0.1
			299,082	0.1

	Total U.S. Treasury Obligations
	(Cost $2,724,914)		2,705,188	0.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.7%
		Federal Home Loan Mortgage Corporation: 0.4%(6)
11,390		2.500%,05/01/2030	11,858	0.0
14,803		2.500%,05/01/2030	15,483	0.0
18,590		2.500%,06/01/2030	19,445	0.0
33,806		3.000%,03/01/2045	35,811	0.0
31,417		3.000%,03/01/2045	33,283	0.0
37,503		3.000%,04/01/2045	39,724	0.0
61,200		3.500%,03/01/2045	65,497	0.0
214,918		4.000%,12/01/2041	232,803	0.1
47,999		4.000%,12/01/2042	52,065	0.0
10,471		4.000%,09/01/2045	11,294	0.0
17,817		4.000%,09/01/2045	19,317	0.0
11,967		4.000%,09/01/2045	12,975	0.0
11,351		4.000%,09/01/2045	12,309	0.0
237,527		4.500%,08/01/2041	260,529	0.1
482,064		4.500%,09/01/2041	528,817	0.2
4,180		5.500%,07/01/2037	4,749	0.0
3,109		6.500%,12/01/2031	3,560	0.0
			1,359,519	0.4

		Government National Mortgage Association: 0.3%
48,499		4.000%,11/20/2040	52,964	0.0
109,584		4.000%,03/20/2046	118,433	0.1
81,213		4.500%,08/20/2041	89,643	0.0
475,947		4.500%,09/15/2047	521,026	0.2
5,736	(4)	5.140%,10/20/2060	5,739	0.0
			787,805	0.3

		Uniform Mortgage-Backed Securities: 1.0%
23,575		2.500%,05/01/2030	24,625	0.0
34,085		2.500%,06/01/2030	35,523	0.0
50,406		2.500%,06/01/2030	52,531	0.0
18,490		2.500%,07/01/2030	19,270	0.0
72,859		3.000%,09/01/2043	77,167	0.0
295,824		3.000%,04/01/2045	313,331	0.1
184,371		3.000%,07/01/2046	195,405	0.1
226,509		3.000%,01/01/2047	239,149	0.1
93,267		3.500%,10/01/2042	100,292	0.1
627,350		3.500%,08/01/2046	674,128	0.2
25,914		4.000%,07/01/2042	28,102	0.0
166,546		4.000%,07/01/2042	180,539	0.1
213,674		4.000%,01/01/2045	236,400	0.1
48,707		4.000%,06/01/2045	52,810	0.0
38,422		4.500%,11/01/2040	42,174	0.0
77,036		4.500%,10/01/2041	83,970	0.0
29,086		5.000%,06/01/2033	32,308	0.0
6,870		5.000%,02/01/2036	7,667	0.0
2,828		5.000%,07/01/2036	3,141	0.0
69,514		5.000%,07/01/2037	77,198	0.0
104,265		5.000%,11/01/2040	115,788	0.1
25,260		5.000%,05/01/2041	28,087	0.0
78,539		5.000%,06/01/2041	87,092	0.0
55,354		5.000%,06/01/2041	61,551	0.0
115,248		5.500%,12/01/2036	130,550	0.1
3,195		7.000%,06/01/2029	3,285	0.0
372		7.000%,10/01/2029	434	0.0
1,384		7.000%,01/01/2032	1,569	0.0
545		7.000%,04/01/2032	579	0.0
423		7.000%,05/01/2032	428	0.0
			2,905,093	1.0

	Total U.S. Government Agency Obligations
	(Cost $4,828,763)		5,052,417	1.7

ASSET-BACKED SECURITIES: 2.1%
		Automobile Asset-Backed Securities: 0.3%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	81,655	0.0
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	100,115	0.1
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	92,861	0.0
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	150,460	0.1
100,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	96,894	0.0
100,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	95,597	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	98,203	0.1
			715,785	0.3

		Home Equity Asset-Backed Securities: 0.1%
265,364	(4)	GSAA Home Equity Trust 2006-4 4A3, 3.729%, 03/25/2036	189,533	0.1
164,811	(4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	167,156	0.0
			356,689	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 1.6%
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.061%, (US0003M + 1.230%), 01/15/2030	$ 274,361	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.019%, (US0003M + 1.200%), 01/20/2031	221,855	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 4.348%, (US0003M + 2.500%), 04/13/2027	239,303	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 1.547%, (US0001M + 0.600%), 07/25/2033	14,554	0.0
250,000	(2)	Clear Creek CLO 2015-1A CR, 3.769%, (US0003M + 1.950%), 10/20/2030	211,090	0.1
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 2.999%, (US0003M + 1.180%), 10/20/2030	236,456	0.1
98,500	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	94,394	0.0
99,000	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	94,833	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.181%, (US0003M + 1.350%), 04/15/2028	229,556	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.069%, (US0003M + 1.250%), 01/20/2030	225,743	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	104,523	0.0
29,328	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	30,753	0.0
270,512	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	269,712	0.1
250,000	(2)	Jay Park CLO Ltd. 2016-1A BR, 3.819%, (US0003M + 2.000%), 10/20/2027	221,543	0.1
250,000	(2)	LCM XXIV Ltd. 24A A, 3.129%, (US0003M + 1.310%), 03/20/2030	237,460	0.1
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	186,654	0.0
200,000	(2),(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	188,876	0.1
65,850	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	63,309	0.0
97,070	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	89,012	0.0
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.206%, (US0003M + 1.375%), 07/15/2029	225,321	0.1
250,000	(2)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.919%, (US0003M + 1.100%), 07/20/2030	236,986	0.1
98,500	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	94,031	0.0
100,000	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	74,192	0.0
98,750	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	97,291	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 2.953%, (US0003M + 1.190%), 11/01/2031	233,640	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.049%, (US0003M + 1.230%), 07/20/2030	237,102	0.1
250,000	(2)	Tiaa Clo III Ltd. 2017-2A A, 2.993%, (US0003M + 1.150%), 01/16/2031	231,178	0.1
97,750	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	89,333	0.0
97,750	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	88,612	0.0
			4,841,673	1.6

		Student Loan Asset-Backed Securities: 0.1%
147,086	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	152,808	0.1
11,887	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	12,001	0.0
26,440	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	26,870	0.0
21,277	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	21,011	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	103,848	0.0
			316,538	0.1

	Total Asset-Backed Securities
	(Cost $6,666,727)		6,230,685	2.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
80,000	(2),(4)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.998%, 05/27/2021	$ 74,798	0.0
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 2.805%, (US0001M + 2.100%), 09/15/2035	54,011	0.0
3,000,000	(4),(5)	BANK 2017-BNK8 XB, 0.175%, 11/15/2050	36,740	0.0
994,221	(4),(5)	BANK 2019-BNK16 XA, 0.966%, 02/15/2052	63,602	0.0
2,180,000	(2),(4),(5)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	64,341	0.0
100,000	(2)	BDS 2018-FL2 D, 3.350%, (US0001M + 2.550%), 08/15/2035	85,343	0.0
997,001	(4),(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.047%, 03/15/2052	71,946	0.0
190,000	(2)	Benchmark 2019-B14 D Mortgage Trust, 2.500%, 12/15/2061	110,627	0.1
191,080	(2)	BX Commercial Mortgage Trust 2019-XL J, 3.355%, (US0001M + 2.650%), 10/15/2036	165,476	0.1
150,000	(2)	BX Commercial Mortgage Trust 2020-BXLP G, 3.205%, (US0001M + 2.500%), 12/15/2029	127,906	0.1
80,000	(2),(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	61,552	0.0
100,000	(2)	BX Trust 2019-CALM E, 2.705%, (US0001M + 2.000%), 11/25/2028	84,955	0.0
60,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	63,063	0.0
60,000	(4)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.393%, 11/15/2050	49,253	0.0
815,487	(4),(5)	CD 2017-CD4 Mortgage Trust XA, 1.306%, 05/10/2050	51,122	0.0
100,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	93,967	0.1
969,028	(4),(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.975%, 07/10/2049	82,247	0.0
1,320,120	(4),(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.106%, 10/12/2050	72,141	0.0
80,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.269%, 09/15/2050	65,366	0.0
986,549	(4),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.914%, 09/15/2050	50,839	0.0
1,472,787	(4),(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.599%, 06/10/2051	62,835	0.0
1,118,774	(4),(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.190%, 08/10/2056	77,027	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	61,667	0.0
177,000	(4)	Comm 2013-CCRE13 C Mortgage Trust, 4.889%, 11/10/2046	164,793	0.1
754,570	(4),(5)	COMM 2012-CR4 XA, 1.697%, 10/15/2045	24,389	0.0
2,380,000	(2),(4),(5)	COMM 2012-CR4 XB, 0.614%, 10/15/2045	36,266	0.0
20,000	(4)	COMM 2016-COR1 C, 4.383%, 10/10/2049	16,883	0.0
1,581,103	(4),(5)	COMM 2016-CR28 XA, 0.693%, 02/10/2049	44,514	0.0
751,610	(4),(5)	COMM 2017-COR2 XA, 1.171%, 09/10/2050	49,911	0.0
110,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	121,854	0.1
170,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	185,110	0.1
110,000	(2),(4)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	81,854	0.0
130,000	(2),(4)	DBWF 2015-LCM D Mortgage Trust, 3.421%, 06/10/2034	104,437	0.1
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.805%, (US0001M + 2.100%), 07/15/2035	97,601	0.1
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 D, 5.180%, 12/10/2043	98,029	0.1
100,000	(2),(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	94,625	0.1
1,170,339	(4),(5)	GS Mortgage Securities Trust 2014-GC22 XA, 0.985%, 06/10/2047	30,959	0.0
1,905,173	(4),(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.567%, 11/10/2049	46,270	0.0
852,821	(4),(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.041%, 05/10/2050	50,238	0.0
50,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	55,225	0.0
1,226,407	(4),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 0.963%, 02/10/2052	78,292	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	92,563	0.0
110,000	(2),(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	63,807	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	$ 94,414	0.1
40,000	(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	33,602	0.0
1,351,581	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.729%, 12/15/2049	39,198	0.0
100,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	78,858	0.0
100,000	(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	72,620	0.0
497,033	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.750%, 04/15/2047	9,511	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	112,867	0.1
456,433	(2),(4),(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.600%, 11/15/2038	1,500	0.0
1,659,393	(4),(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.003%, 12/15/2047	58,524	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	67,007	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	49,238	0.0
4,557,638	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.645%, 11/15/2029	215,580	0.1
50,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	45,507	0.0
100,000	(2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	87,310	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	63,752	0.0
40,000	(2),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.476%, 12/10/2045	36,502	0.0
60,000	(2),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.476%, 12/10/2045	49,902	0.0
100,000	(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.330%, 10/15/2050	81,933	0.0
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	90,607	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	262,032	0.1
1,578,254	(2),(4),(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.807%, 08/15/2045	49,466	0.0
1,086,034	(4),(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.623%, 08/15/2052	109,826	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $5,552,635)		4,978,200	1.6

SOVEREIGN BONDS: 0.1%
150,000		Argentine Republic Government International Bond, 6.875%, 04/22/2021	43,875	0.0
200,000	(3)	Brazilian Government International Bond, 4.625%, 01/13/2028	213,800	0.1
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	96,875	0.0
80,000		Turkey Government International Bond, 7.375%, 02/05/2025	78,832	0.0

	Total Sovereign Bonds
	(Cost $536,324)		433,382	0.1

			Value	Percentage of Net Assets
PURCHASED OPTIONS (7): 0.0%
	Total Purchased Options
	(Cost $6,296)		68,529	0.0

	Total Long-Term Investments
	(Cost $322,466,718)		290,211,539	95.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		U.S. Government Agency Obligations: 0.5%
10,000	(8)	Federal Home Loan Bank Discount Notes, 0.060%, 04/20/2020	10,000	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		U.S. Government Agency Obligations (continued)
1,500,000	(8)	Federal Home Loan Bank Discount Notes, 0.060%, 05/06/2020	$ 1,499,912	0.5

		Total U.S. Government Agency Obligations
		(Cost $1,507,674)	1,509,912	0.5

		Repurchase Agreements: 1.0%
950,206	(9)	Deutsche Bank AG, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $950,207, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $969,210, due 04/15/20-07/01/50)	950,206	0.3
1,000,000	(9)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.3
1,000,000	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.4

		Total Repurchase Agreements
		(Cost $2,950,206)	2,950,206	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
2,535,246	(10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
		(Cost $2,535,246)	2,535,246	0.8

		Total Short-Term Investments
		(Cost $6,993,126)	6,995,364	2.3

		Total Investments in Securities (Cost $329,459,844)	$ 297,206,903	97.9
		Assets in Excess of Other Liabilities	6,291,179	2.1
		Net Assets	$ 303,498,082	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2020.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 11,755,854	$ 1,275,581	$ –	$ 13,031,435
Consumer Discretionary	12,073,351	2,034,987	–	14,108,338
Consumer Staples	8,790,518	2,875,374	–	11,665,892
Energy	2,986,891	807,004	–	3,793,895
Financials	14,079,331	3,556,616	–	17,635,947
Health Care	18,372,534	3,214,649	–	21,587,183
Industrials	11,640,938	3,165,356	–	14,806,294
Information Technology	29,911,932	1,522,029	–	31,433,961
Materials	3,005,698	1,639,263	–	4,644,961
Real Estate	4,625,649	706,840	–	5,332,489
Utilities	4,775,104	983,067	–	5,758,171
Total Common Stock	122,017,800	21,780,766	–	143,798,566
Exchange-Traded Funds	51,122,246	–	–	51,122,246
Mutual Funds	45,923,726	–	–	45,923,726
Rights	17,145	–	–	17,145
Purchased Options	–	68,529	–	68,529
Corporate Bonds/Notes	–	16,119,107	–	16,119,107
Collateralized Mortgage Obligations	–	13,762,348	–	13,762,348
Asset-Backed Securities	–	6,230,685	–	6,230,685
Sovereign Bonds	–	433,382	–	433,382
Commercial Mortgage-Backed Securities	–	4,978,200	–	4,978,200
U.S. Government Agency Obligations	–	5,052,417	–	5,052,417
U.S. Treasury Obligations	–	2,705,188	–	2,705,188
Short-Term Investments	2,535,246	4,460,118	–	6,995,364
Total Investments, at fair value	$ 221,616,163	$ 75,590,740	$ –	$ 297,206,903
Other Financial Instruments+
Centrally Cleared Swaps	–	181,886	–	181,886
Forward Foreign Currency Contracts	–	123,040	–	123,040
Futures	1,553,732	–	–	1,553,732
Total Assets	$ 223,169,895	$ 75,895,666	$ –	$ 299,065,561
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$ –	$ (75,536)	$ –	$ (75,536)
Forward Foreign Currency Contracts	–	(10,576)	–	(10,576)
Futures	(742,385)	–	–	(742,385)
Written Options	–	(85,109)	–	(85,109)
Total Liabilities	$ (742,385)	$ (171,221)	$ –	$ (913,606)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund – Class P	$ 887,452	$ 10,172	$ –	$ (158,274)	$ 739,350	$ 10,172	$ –	$ –
Voya Floating Rate Fund – Class P	11,211,748	491,521	(646,707)	(1,659,575)	9,396,987	145,521	(31,708)	–
Voya High Yield Bond Fund – Class P	14,931,064	2,416,864	(730,630)	(1,698,076)	14,919,222	235,906	(8,282)	–
Voya Short Term Bond Fund – Class R6	7,449,420	41,672	(3,419,859)	(161,740)	3,909,493	41,541	(97,196)	–
Voya Small Company Fund – Class R6	9,373,972	1,164,792	–	(3,112,536)	7,426,228	–	–	–
Voya Strategic Income Opportunities Fund – Class P	11,187,744	276,528	(721,022)	(1,210,804)	9,532,446	117,756	5,655	–
	$ 55,041,400	$ 4,401,549	$ (5,518,218)	$ (8,001,005)	$ 45,923,726	$ 550,896	$ (131,531)	$ –

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 78,620	RUB 4,977,587	Barclays Bank PLC	05/15/20	$ 15,266
USD 60,673	THB 1,886,363	Barclays Bank PLC	05/15/20	3,183
USD 32,779	HUF 10,014,238	Barclays Bank PLC	05/15/20	2,129
USD 176	ILS 607	Barclays Bank PLC	05/15/20	5
USD 57,948	ZAR 858,298	Barclays Bank PLC	05/15/20	10,264
PHP 1,507,304	USD 29,000	Barclays Bank PLC	05/15/20	334
USD 4,000	IDR 65,651,200	Barclays Bank PLC	05/15/20	(2)
USD 23,000	THB 712,648	Barclays Bank PLC	05/15/20	1,281
USD 15,000	RUB 958,565	Barclays Bank PLC	05/15/20	2,800
USD 77,890	MYR 317,909	Barclays Bank PLC	05/15/20	4,202
USD 13,000	PHP 662,831	Barclays Bank PLC	05/15/20	101
USD 31,851	CZK 730,195	Barclays Bank PLC	05/15/20	2,460
USD 76,357	PLN 296,390	BNP Paribas	05/15/20	4,729
USD 1,000	MXN 18,978	BNP Paribas	05/15/20	205
THB 97,843	USD 3,000	BNP Paribas	05/15/20	(18)
IDR 207,293,850	USD 15,000	BNP Paribas	05/15/20	(2,364)
USD 1,433	PHP 73,184	BNP Paribas	05/15/20	9
USD 89,245	BRL 377,056	BNP Paribas	05/15/20	16,893
USD 20,105	RON 87,618	Citibank N.A.	05/15/20	184
USD 17,000	HUF 5,156,375	Citibank N.A.	05/15/20	1,218
USD 21,000	RUB 1,658,990	Citibank N.A.	05/15/20	(115)
USD 1,000	RON 4,488	Citibank N.A.	05/15/20	(20)
USD 13,000	PEN 45,815	Citibank N.A.	05/15/20	(324)
USD 16,000	MXN 393,117	Citibank N.A.	05/15/20	(464)
USD 25,000	ZAR 373,256	Citibank N.A.	05/15/20	4,263
USD 18,000	COP 61,087,860	Citibank N.A.	05/15/20	3,008
ZAR 280,925	USD 16,000	Citibank N.A.	05/15/20	(393)
USD 13,543	PEN 45,416	Citibank N.A.	05/15/20	334
USD 55,952	TRY 340,537	Citibank N.A.	05/15/20	5,111
USD 87,607	MXN 1,667,718	Citibank N.A.	05/15/20	17,762
USD 38,135	COP 130,256,200	Citibank N.A.	05/15/20	6,168
USD 25,426	CLP 20,018,684	Citibank N.A.	05/15/20	2,009
TRY 140,391	USD 23,000	Citibank N.A.	05/15/20	(2,040)
CZK 296,080	USD 13,000	Citibank N.A.	05/15/20	(1,083)
USD 23,000	BRL 98,033	Credit Suisse International	05/15/20	4,189
USD 90,576	IDR 1,246,693,752	HSBC Bank USA N.A.	05/15/20	14,583
HUF 5,888,356	USD 18,000	JPMorgan Chase Bank N.A.	05/15/20	22
CZK 25,321	USD 1,000	JPMorgan Chase Bank N.A.	05/15/20	19
USD 13,000	TRY 85,007	JPMorgan Chase Bank N.A.	05/15/20	309
BRL 116,938	USD 23,000	JPMorgan Chase Bank N.A.	05/15/20	(561)
USD 195,000	EUR 179,252	JPMorgan Chase Bank N.A.	06/05/20	(3,192)
				$ 112,464

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following futures contracts were outstanding for Voya Balanced Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	52	06/19/20	$ 2,983,760	$ 378,109
Mini MSCI EAFE Index	38	06/19/20	2,962,670	383,191
U.S. Treasury 2-Year Note	61	06/30/20	13,443,352	142,903
U.S. Treasury 5-Year Note	31	06/30/20	3,886,141	78,131
U.S. Treasury Ultra Long Bond	42	06/19/20	9,318,750	567,197
			$ 32,594,673	$ 1,549,531
Short Contracts:
S&P 500® E-Mini	(23)	06/19/20	(2,955,155)	(399,105)
U.S. Treasury 10-Year Note	(33)	06/19/20	(4,576,688)	(318,088)
U.S. Treasury Long Bond	(4)	06/19/20	(716,250)	4,201
U.S. Treasury Ultra 10-Year Note	(30)	06/19/20	(4,680,938)	(25,192)
			$ (12,929,031)	$ (738,184)

At March 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 34, Version 1	Buy	(5.000)	06/20/25	USD 2,555,000	$ 164,031	$ 52,721
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR 392,000	8,859	68,270
					$ 172,890	$ 120,991

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD 1,701,000	$ 55,967	$ 55,967
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD 58,000	4,928	4,928
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD 715,000	(1,965)	(1,965)
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD 221,000	(73,571)	(73,571)
							$ (14,641)	$ (14,641)

At March 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10 .500	EUR	422,000	$ 1,267	$ 41,581
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0 .650	USD	448,500	1,717	26,366
Put EUR vs. Call NOK	Bank of America N.A.	05/11/20	9 .900	EUR	422,000	1,500	293
Put USD vs. Call AUD	Morgan Stanley Capital Services LLC	05/11/20	0 .690	USD	476,100	1,812	289
						$ 6,296	$ 68,529

At March 31, 2020, the following OTC written foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10 .300	EUR	422,000	$ 2,947	$ (49,308)
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0 .665	USD	458,850	4,013	(35,801)
						$ 6,960	$ (85,109)

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $331,183,410.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 11,789,412
Gross Unrealized Depreciation	(44,557,935)
Net Unrealized Depreciation	$ (32,768,523)